Loss Per Share (Details) - ¥ / shares	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Loss Per Share (Details) [Line Items]
Weighted average ordinary shares outstanding---basic	27,715,937,039	1,728,612,425	10,258,424,457	1,460,692,909	1,351,127,462
Exercise of share	37,690,027	34,200,000
Warrants purchase shares		14,349,000
Stock Options [Member]
Loss Per Share (Details) [Line Items]
Weighted average ordinary shares outstanding---basic	3,590,027		3,590,027
Share options vested	3,590,027		3,590,027
Exercise price of stock options exercisable (in Yuan Renminbi per share)
Diluted net loss per share			37,690,027	34,200,000	41,750,000
Common Stock [Member]
Loss Per Share (Details) [Line Items]
Conversion shares		364,641,420	0	7,452,445	2,789,720